Document and Entity Information - shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Entity File Number	001-39805
Entity Registrant Name	BGM Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Address Line One	No. 152 Hongliang East 1st Street, No. 1703
Entity Address, Address Line Two	Tianfu New District
Entity Address, City or Town	Chengdu
Entity Address, Postal Zip Code	610200
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	BGM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001779578
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Enrome LLP	ZH CPA, LLC
Auditor Firm ID	6907	6413
Auditor Location	Singapore	Denver, Colorado
Ordinary Shares
Entity Common Stock, Shares Outstanding	7,226,480
Common Class A
Entity Common Stock, Shares Outstanding	6,006,480
Common Class B
Entity Common Stock, Shares Outstanding	1,220,000
Business Contact
Contact Personnel Email Address	xinchen@qiliancorp.com
Entity Address, Country	CN
Entity Address, Address Line One	No. 152 Hongliang East 1st Street, No. 1703
Entity Address, Address Line Two	Tianfu New District
Entity Address, City or Town	Chengdu
Entity Address, Postal Zip Code	610200
City Area Code	86
Local Phone Number	028-64775180
Contact Personnel Name	Chen Xin